Putnam RetirementReady Funds
The fund's portfolios
4/30/19 (Unaudited)

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (23.5%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	819,136	$7,953,810
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	2,042,308	23,098,503

	Total Absolute Return Funds (cost $32,079,244)		$31,052,313
	Asset Allocation Funds (73.4%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	2,522,720	$36,781,258
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	3,709,988	60,027,601

	Total Asset Allocation Funds (cost $99,954,339)		$96,808,859
	Fixed Income Funds (3.1%)*
	Putnam Government Money Market Fund Class G(AFF)	4,084,098	$4,084,098

	Total Fixed Income Funds (cost $4,084,098)		$4,084,098

	Total Investments (cost $136,117,681)		$131,945,270

*	Percentages indicated are based on net assets of $131,891,731.

	Notes to The fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2035 Fund	131,945,270	—	—	131,945,270

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam RetirementReady 2035 Fund
Affiliates	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/19	Fair value as of 4/30/19
Putnam Fixed Income Absolute Return Fund Class P	$6,483,928	$3,718,049	$2,120,240	$290,054	$—	$(59,695)	$(68,232)	819,136	$7,953,810
Putnam Multi-Asset Absolute Return Fund Class P	20,898,834	8,696,558	5,470,623	802,221	—	(52,691)	(973,575)	2,042,308	23,098,503
Putnam Dynamic Asset Allocation Balanced Fund Class P	27,110,465	18,446,731	6,938,490	515,718	2,009,316	321,278	(2,158,726)	2,522,720	36,781,258
Putnam Dynamic Asset Allocation Growth Fund Class P	66,398,884	21,298,434	24,033,228	798,501	4,046,576	2,302,741	(5,939,230)	3,709,988	60,027,601
Putnam Government Money Market Fund Class G	3,619,601	2,012,816	1,548,319	48,666	—	—	—	4,084,098	4,084,098

Totals	$124,511,712	$54,172,588	$40,110,900	$2,455,160	$6,055,892	$2,511,633	$(9,139,763)		$131,945,270

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com